Annual Total Returns[BarChart] - Nationwide Geneva Small Cap Growth Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.14%	15.87%	42.21%	(3.18%)	9.81%	10.50%	21.84%	(1.19%)	28.02%	32.36%